UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Investments Ultrashort Fund

September 30, 2023

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of September 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2023 to September 30, 2023 (Unaudited)

The Fund seeks total return to the extent consistent with a relatively low volatility of principal.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2023 to September 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2023 to September 30, 2023 (Unaudited)

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During Period 4/1/23 to 9/30/23*
Actual Fund return†
Institutional Class	$1,000.00	$1,024.30	0.40%	$2.02
Hypothetical 5% return (5% return before expenses)
Institutional Class	$1,000.00	$1,023.00	0.40%	$2.02

*	“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Investments Ultrashort Fund	As of September 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	0.10%
Agency Commercial Mortgage-Backed Securities	1.59%
Collateralized Debt Obligations	2.68%
Corporate Bonds	6.06%
Banking	0.90%
Consumer Cyclical	0.90%
Consumer Non-Cyclical	1.42%
Insurance	1.95%
Real Estate Investment Trusts	0.89%
Non-Agency Asset-Backed Securities	27.96%
Commercial Papers	37.86%
Financials	25.46%
Brokerage	5.65%
Finance Companies	1.76%
Consumer Cyclical	3.56%
Natural Gas	1.43%
Short-Term Investments	23.80%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05)%
Total Net Assets	100.00%

Schedule of investments

Delaware Investments Ultrashort Fund	September 30, 2023 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.10%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M1 144A 6.015% (SOFR + 0.70%) 12/25/33 #, •	136,614	$136,153
Total Agency Collateralized Mortgage Obligations (cost $136,614)		136,153

Agency Commercial Mortgage-Backed Securities — 1.59%
FREMF Mortgage Trust
Series 2017-K724 B 144A 3.583% 12/25/49 #, •	1,500,000	1,489,710
Series 2017-K729 B 144A 3.799% 11/25/49 #, •	750,000	724,755
Total Agency Commercial Mortgage-Backed Securities (cost $2,232,512)		2,214,465

Collateralized Debt Obligations — 2.68%
Ares LVIII CLO Series 2020-58A XR 144A 6.058% (TSFR03M + 0.75%, Floor 0.75%) 1/15/35 #, •	142,856	142,845
Dryden Series 2020-83A X 144A 6.322% (TSFR03M + 1.01%, Floor 1.01%) 1/18/32 #, •	400,000	399,940
Goldentree Loan Management US CLO Series 2022-15A XR 144A 0.01% (TSFR3M + 1.30%, Floor 1.30%) 10/20/36 #, •	3,000,000	2,999,640
Symphony Series 2020-24A X 144A 6.407% (TSFR03M + 1.06%, Floor 1.06%) 1/23/32 #, •	200,000	199,967
Total Collateralized Debt Obligations (cost $3,742,856)		3,742,392

Corporate Bonds — 6.06%
Banking — 0.90%
Goldman Sachs Group 7.266% (TSFR03M + 1.86%) 11/29/23 •	1,250,000	1,252,499
		1,252,499
Consumer Cyclical — 0.90%
General Motors Financial 6.104% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,249,751
		1,249,751
Consumer Non-Cyclical — 1.42%
Gilead Sciences 3.70% 4/1/24	2,000,000	1,978,532
		1,978,532

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance — 1.95%
Athene Global Funding 144A 6.043% (SOFR + 0.70%) 5/24/24 #, •	1,490,000	$1,484,014
Brighthouse Financial Global Funding 144A 6.053% (SOFR + 0.76%) 4/12/24 #, •	1,250,000	1,244,271
		2,728,285
Real Estate Investment Trusts — 0.89%
Public Storage 5.79% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,249,567
		1,249,567
Total Corporate Bonds (cost $8,477,178)		8,458,634

Non-Agency Asset-Backed Securities — 27.96%
American Express Credit Account Master Trust Series 2021-1 A 0.90% 11/15/26	2,100,000	1,989,217
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	300,000	293,359
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	2,250,000	2,226,584
BMW Vehicle Lease Trust
Series 2022-1 A3 1.10% 3/25/25	1,078,416	1,065,761
Series 2023-1 A3 5.16% 11/25/25	2,734,000	2,710,891
BMW Vehicle Owner Trust Series 2023-A A2B 5.745% (SOFR + 0.43%) 4/27/26 •	1,500,000	1,499,418
CARDS II Trust Series 2021-1A A 144A 0.602% 4/15/27 #	2,000,000	1,943,111
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	1,571,847	1,528,871
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	2,490,000	2,419,093
Dell Equipment Finance Trust Series 2022-1 A2 144A 2.11% 8/23/27 #	69,164	69,050
Enterprise Fleet Financing
Series 2020-2 A2 144A 0.61% 7/20/26 #	249,386	246,842
Series 2021-3 A2 144A 0.77% 8/20/27 #	450,861	435,881
Series 2022-4 A2 144A 5.76% 10/22/29 #	1,222,772	1,218,987
Ford Credit Auto Owner Trust Series 2020-B A4 0.79% 11/15/25	2,501,887	2,456,680
GM Financial Consumer Automobile Receivables Trust Series 2021-4 A3 0.68% 9/16/26	2,196,163	2,106,964
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	992,917	988,303
Harley-Davidson Motorcycle Trust Series 2023-A A2B 5.843% (SOFR + 0.53%) 6/15/26 •	1,092,363	1,091,315

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Hertz Vehicle Financing III Series 2022-3A A 144A 3.37% 3/25/25 #	2,000,000	$1,985,814
Honda Auto Receivables Owner Trust Series 2021-1 A3 0.27% 4/21/25	417,480	410,048
Hyundai Auto Receivables Trust
Series 2022-A A2A 1.81% 2/18/25	287,178	286,085
Series 2023-B A2B 5.793% (SOFR + 0.48%) 5/15/26 •	2,000,000	1,999,507
John Deere Owner Trust Series 2022-A A2 1.90% 11/15/24	106,295	106,137
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	116,307	115,186
Master Credit Card Trust Series 2021-1A A 144A 0.53% 11/21/25 #	1,500,000	1,449,168
Nissan Auto Lease Trust Series 2021-A A3 0.52% 8/15/24	164,820	164,425
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	1,000,000	1,000,082
Tesla Auto Lease Trust Series 2021-B A2 144A 0.36% 9/22/25 #	104,913	104,652
Toyota Auto Receivables Owner Trust
Series 2021-A A4 0.39% 6/15/26	1,511,000	1,424,992
Series 2022-C A2B 5.883% (SOFR + 0.57%) 8/15/25 •	459,422	459,608
Series 2023-A A3 4.63% 9/15/27	1,500,000	1,474,358
Verizon Master Trust Series 2021-2 A 0.99% 4/20/28	2,786,000	2,647,181
World Omni Auto Receivables Trust Series 2022-B A2A 2.77% 10/15/25	1,128,604	1,120,552
Total Non-Agency Asset-Backed Securities (cost $39,181,609)		39,038,122

Commercial Papers — 37.86%
Brokerage — 5.65%
BofA Securities 7.568% 7/19/24	3,170,000	3,023,006
Citigroup Global Markets Inc.
5.757% 3/1/24	4,000,000	3,904,315
5.86% 5/1/24	1,000,000	966,317
		7,893,638
Consumer Cyclical — 3.56%
American Honda Finance 5.743% 11/16/23	5,000,000	4,962,873
		4,962,873
Finance Companies — 1.76%
Toyota Industries Commercial Finance 5.097% 1/12/24	2,500,000	2,460,516
		2,460,516

	Principal amount°	Value (US $)
Commercial Papers (continued)
Financials — 25.46%
Bank Of Montreal 5.911% 7/5/24	4,500,000	$4,303,195
BPCE 5.805% 2/15/24	1,500,000	1,467,711
HSBC USA 6.477% 9/25/24	2,000,000	1,877,644
Lloyds Bank 5.624% 1/2/24	2,500,000	2,463,564
Lloyds Bank Corporate Markets 5.892% 5/3/24	3,015,000	2,913,209
National Bank Of Canada 5.809% 4/16/24	3,000,000	2,906,433
Natixis 5.844% 3/15/24	5,000,000	4,869,496
Natwest Markets
5.752% 2/6/24	400,000	391,878
5.825% 2/12/24	3,000,000	2,936,182
6.372% 5/21/24	2,000,000	1,925,192
Societe Generale
5.874% 5/6/24	2,000,000	1,931,189
6.992% 6/21/24	2,850,000	2,730,325
Toronto-Dominion 6.036% 5/16/24	5,000,000	4,821,207
		35,537,225
Natural Gas — 1.43%
Peoples Gas Light and Coke Company 5.382% 10/2/23	2,000,000	1,999,701
		1,999,701
Total Commercial Papers (cost $52,874,270)		52,853,953

	Number of shares
Short-Term Investments — 23.80%
Money Market Mutual Funds — 0.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	30,501	30,501
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	30,500	30,500
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	30,500	30,500
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	30,500	30,500
		122,001

Principal amount°
US Treasury Obligations — 23.71%
US Treasury Bill
4.967% 10/19/23^	16,150,000	16,109,695

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
5.398% 12/21/23^	10,600,000	$10,474,955
5.446% 3/28/24^	6,700,000	6,524,058
		33,108,708
Total Short-Term Investments (cost $33,230,822)		33,230,709
Total Value of Securities—100.05% (cost $139,875,861)		$139,674,428

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $18,671,730, which represents 13.37% of the Fund's net assets. See Note 6 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

CLO – Collateralized Loan Obligation

FREMF – Freddie Mac Multifamily

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TSFR03M – 3 Month Term Secured Overnight Financing Rate

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Investments Ultrashort Fund	September 30, 2023 (Unaudited)

Assets:
Investments, at value*	$139,674,428
Cash	1,125
Dividends and interest receivable	146,312
Receivable for fund shares sold	127,327
Prepaid expenses	50,124
Other assets	555
Total Assets	139,999,871
Liabilities:
Payable for fund shares redeemed	344,240
Investment management fees payable to affiliates	19,265
Administration expenses payable to affiliates	13,563
Distribution payable	8,220
Other accrued expenses	5,703
Total Liabilities	390,991
Total Net Assets	$139,608,880

Net Assets Consist of:
Paid-in capital	$140,096,036
Total distributable earnings (loss)	(487,156)
Total Net Assets	$139,608,880

Net Asset Value

Institutional Class:
Net assets	$139,608,880
Shares of beneficial interest outstanding, unlimited authorization, no par	14,043,430
Net asset value per share	$9.94

*Investments, at cost	$139,875,861

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments Ultrashort Fund	Six months ended September 30, 2023 (Unaudited)

Investment Income:
Interest	$3,555,917
Dividends	12,928
3,568,845
Expenses:
Management fees	213,833
Distribution expenses — Class A	29,623
Distribution expenses — Class C	16,365
Registration fees	37,738
Dividend disbursing and transfer agent fees and expenses	35,795
Accounting and administration expenses	28,377
Audit and tax fees	17,544
Reports and statements to shareholders expenses	15,842
Legal fees	9,965
Custodian fees	2,258
Trustees’ fees and expenses	1,675
Other	12,640
421,655
Less expenses waived	(90,420)
Less waived distribution expenses — Class A	(29,623)
Less waived distribution expenses — Class C	(16,365)
Less expenses paid indirectly	(86)
Total operating expenses	285,161
Net Investment Income (Loss)	3,283,684

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(9,083)
Net change in unrealized appreciation (depreciation) on investments	131,862
Net Realized and Unrealized Gain (Loss)	122,779
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,406,463

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Six months
	ended
	9/30/23	Year ended
	(Unaudited)	3/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,283,684	$3,314,027
Net realized gain (loss)	(9,083)	(33,621)
Net change in unrealized appreciation (depreciation)	131,862	(4,431)
Net increase (decrease) in net assets resulting from operations	3,406,463	3,275,975

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A1	(939,352)	(2,011,139)
Class C1	(54,584)	(132,860)
Class L1	(382,846)	(875,615)
Institutional Class	(1,767,462)	(241,121)
	(3,144,244)	(3,260,735)
Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A1	8,926,067	122,032,688
Class C1	266,622	4,271,779
Class L1	7,417	2,787
Institutional Class	136,291,903	18,142,376

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A1	916,645	1,961,332
Class C1	54,286	132,103
Class L1	376,660	862,351
Institutional Class	1,735,611	239,916
	148,575,211	147,645,332

Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Six months
	ended
	9/30/23	Year ended
	(Unaudited)	3/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A1	$(98,447,641)	$(68,149,878)
Class C1	(5,772,191)	(4,064,891)
Class L1	(36,532,082)	(4,691,350)
Institutional Class	(13,148,464)	(6,727,139)
	(153,900,378)	(83,633,258)

Increase (decrease) in net assets derived from capital share transactions	(5,325,167)	64,012,074
Net Increase (Decrease) in Net Assets	(5,062,948)	64,027,314

Net Assets:
Beginning of period	144,671,828	80,644,514
End of period	$139,608,880	$144,671,828

[1]	On July 28, 2023, all Class A, Class C and Class L shares were converted into Institutional Class shares. These transactions are included as subscriptions of Institutional Class shares and redemptions of Class A, Class C and Class L shares in the tables above and on the previous page.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for the share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/23[1]	Year ended
(Unaudited)	3/31/23	3/31/22	3/31/21	3/31/20	3/31/19
$9.92	$9.94	$10.02	$9.75	$9.99	$9.96

0.18	0.27	0.02	0.07	0.22	0.22
0.06	(0.06)	(0.06)	0.27	(0.24)	0.03
0.24	0.21	(0.04)	0.34	(0.02)	0.25

(0.22)	(0.23)	(0.04)	(0.07)	(0.22)	(0.22)
(0.22)	(0.23)	(0.04)	(0.07)	(0.22)	(0.22)

$9.94	$9.92	$9.94	$10.02	$9.75	$9.99

2.43%	2.19%	(0.39)%	3.52%	(0.21)%	2.59%

$139,609	$14,545	$2,874	$4,314	$4,053	$1,869
0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
0.53%	0.56%	0.69%	0.72%	0.72%	0.72%
3.54%	2.72%	0.21%	0.66%	2.21%	2.24%
3.41%	2.56%	(0.08)%	0.34%	1.89%	1.92%
51%	72%	53%	83%	82%	53%

Notes to financial statements

Delaware Investments Ultrashort Fund	September 30, 2023 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Institutional Class shares. Effective July 28, 2023, all remaining shares of Class A, Class C and Class L were converted to Institutional Class. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company's (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken or expected to be taken on the Fund's federal income tax returns through the six months ended September 30, 2023, and for all open tax years (years ended March 31, 2020–March 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2023, the Fund did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2023 through July 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2023, the Fund paid $4,147 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of

$75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2023, the Fund paid $4,584 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub- transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended September 30, 2023, the Fund paid $11,028 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2023, DDLP earned $1,757 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2023, DDLP received gross CDSC commissions of $8 and $56 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended September 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$28,629,894
Sales	23,283,298

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$139,875,861
Aggregate unrealized appreciation of investments	$32,188
Aggregate unrealized depreciation of investments	(233,621)
Net unrealized depreciation of investments	$(201,433)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2023, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$467,124	$8,909	$476,033

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$136,153	$136,153
Agency Commercial Mortgage-Backed Securities	—	2,214,465	2,214,465
Collateralized Debt Obligations	—	3,742,392	3,742,392
Commercial Papers	—	52,853,953	52,853,953
Corporate Bonds	—	8,458,634	8,458,634
Non-Agency Asset-Backed Securities	—	39,038,122	39,038,122
Short-Term Investments	122,001	33,108,708	33,230,709
Total Value of Securities	$122,001	$139,552,427	$139,674,428

During the six months ended September 30, 2023, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of September 30, 2023, there were no Level 3 investments.

Notes to financial statements

Delaware Investments Ultrashort Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/23	3/31/23
Shares sold:
Class A1	900,453	12,335,388
Class C1	26,902	431,681
Class L1	825	203
Institutional Class	13,726,030	1,832,159

Shares issued upon reinvestment of dividends and distributions:
Class A1	92,464	198,134
Class C1	5,476	13,345
Class L1	37,970	87,074
Institutional Class	174,694	24,210
	14,964,814	14,922,194

Shares redeemed:
Class A1	(9,924,668)	(6,883,810)
Class C1	(581,920)	(410,560)
Class L1	(3,682,699)	(473,737)
Institutional Class	(1,323,746)	(679,049)
	(15,513,033)	(8,447,156)
Net increase (decrease)	(548,219)	6,475,038
[1]	On July 28, 2023, all Class A, Class C and Class L shares were converted into Institutional Class shares. These transactions are included as subscriptions of Institutional Class shares and redemptions of Class A, Class C and Class L shares in the tables above.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended September 30, 2023 and the year ended March 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
					Institutional
	Class A	Class C	Class L	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
9/30/23	18,873	1,553	—	586	19,834	$202,566
Year ended
3/31/23	458,878	153,509	4,678	153,588	463,794	6,116,171

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of September 30, 2023, or at any time during the period then ended.

6. Credit and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Notes to financial statements

Delaware Investments Ultrashort Fund

6. Credit and Market Risks (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Fund is subject to prepayment risk, which is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

On October 1, 2023, the fees payable to DIFSC for the fund accounting and financial administrative oversight services provided to the Fund as described in Note 2 were revised. As of such date, DIFSC’s fees are payable by the Fund at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described in Note 5. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2023, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund's liquidity risk; (2) classification of each of the Fund's portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund's net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund's acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 5% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund's holdings of Illiquid assets exceed 5% of the Fund's net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund's liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund's investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund's holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund's portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund's liquidity needs. The Fund's HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Investments Ultrashort Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers, and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional ultra-short obligation funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile of its Performance Universe and for the 3-year and since inception periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was equal to or above the median of its Performance Universe and for the 3-year and since inception periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods and its performance was roughly equal to its benchmark index for the since inception period. The Board, however, noted that the investment performance of the current portfolio management team only began as of June 2019. The Board noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that

DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2.   Code of Ethics

Not applicable.

Item 3.   Audit Committee Financial Expert

Not applicable.

Item 4.   Principal Accountant Fees and Services

Not applicable.

Item 5.   Audit Committee of Listed Registrants

Not applicable.

Item 6.   Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.   Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2023
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2023